Fair Value Measurements - Schedule of Fair Value of Forward Purchase Agreements Liability (Details) - Forward Purchase Agreements [Member]	12 Months Ended
Dec. 31, 2024 USD ($) shares
Schedule of Fair Value of Forward Purchase Agreements Liability [Line Items]
January 1, 2024
Initial recognition at November 13, 2024 of 700,000 shares (in Shares) | shares	200,417
Initial recognition at November 14, 2024 of 700,000 and 300,000 shares (in Shares) | shares	284,426
Change in fair value	$ (435,568)
Fair value of Forward Purchase Agreements liability as of December 31, 2024	$ 49,275